Long term loan (Tables)	12 Months Ended
Dec. 31, 2020
Long term loan [Abstract]
Long term loan and interest
	December 31,
	2020	2019
	US$’000	US$’000
Long term loan principal	88,037	82,456
Unamortized debt issuance costs	(735)	(846)
Long term loan	87,302	81,610

Changes in long term loans from financing activities
There have been no events of default or breaches of the covenants occurring for the year ended December 31, 2020 (2019: no events).

Total
US$’000
Changes in long term loans from financing activities:
At January 1, 2020	81,610
Cash-flows
Proceeds from loans and borrowings	—
Repayment of loans and borrowings	—
Liability related
Paid in kind interest	5,585
Amortization of debt costs	107
Accrued interest	1,439
At December 31, 2020	88,741